Business Combination (Tables)	12 Months Ended
Dec. 31, 2016
Transaction with Tencent
Business combination
Schedule of allocation of the purchase price

Amount
RMB
Fair value of the Company’s shares issued *	11,644,310
Transaction costs**	20,705

Total value to be allocated in purchase accounting	11,665,015

	Amount	Amortization Years
	RMB
Strategic Cooperation Agreement	6,075,289	5
Non-compete Agreement	1,442,389	8
Combined Platform Business
Cash	60,284
Other current assets	3,587
Property, plant and equipment, net	17,647
Current liabilities	(63,871)
Technology***	108,800	5
Domain names and trademark***	33,100	10
Advertising customer relationship***	80,400	7
Goodwill***	2,593,420
Deferred tax liability	(41,893)
Investment in Shanghai Icson	252,779
Call Option	—
Logistic workforce	13,900	3
Land use right	73,632	40
Net cash acquired	1,015,552

Total Purchase price	11,665,015

*   Among total fair value of the shares issued of RMB11,644,310, RMB2,791,474 is the consideration for the acquisition of Combined Platform Business and RMB8,852,836 is the consideration for the acquisition of Strategic Cooperation, Non-compete, Investment in Shanghai Icson, Logistics workforce, Land use right, and Net cash acquired.

** In accordance with ASC 805-10-25-23, transaction costs relating to the business combination of the Combined Platform Business are expensed as incurred while in accordance with ASC 805-50-30-2, transaction costs relating to the acquisition of the assets in the Asset Acquisition form part of the assets’ initial carrying values, and have been included in the estimated purchase price.

*** In November 2015, the Group announced its decision to terminate the consumer-to-consumer (C2C) business of Paipai.com by December 31, 2015 with a transitional period of three months. The shut-down of Paipai.com is to combat the marketing and sales of counterfeit products and to protect the interests of consumers and brands. As a result, the Group decided that the goodwill arisen from the acquisition of the Combined Platform Business was fully impaired and an impairment charge of RMB2,593,420 was recorded in the fourth quarter of 2015. Concurrently, the remaining balance of the intangible assets arisen from the acquisition amounted to RMB156,709 as of December 31, 2015 was also determined to be impaired and the related deferred tax liability of RMB27,796 recorded from the acquisition of the Combined Platform Business was reversed as a tax benefit in the fourth quarter of 2015.

Transaction with Walmart
Business combination
Schedule of allocation of the purchase price

Amount
RMB
Fair value of the Company’s shares issued	9,592,258

	Amount	Amortization Years
	RMB
Non-compete Agreement	1,019,816	8
YHD marketplace
Property, plant and equipment, net	65,887
Customer relationship	29,896	10
Technology	537,785	7
Domain names and trademark	3,099,958	20
Goodwill	5,755,826
Deferred tax liability	(916,910)

Total Purchase price	9,592,258